Long-term investments - Footnote Narrative (Details) $ in Thousands		12 Months Ended
	Dec. 12, 2024 USD ($)	Dec. 31, 2025 USD ($) tax_equity_investment	Dec. 31, 2024 USD ($)
Schedule of Equity Method Investments [Line Items]
Number of retained tax equity investments in renewable energy projects | tax_equity_investment		7
Investments carried at fair value		$ 2,100	$ 2,100
Number of tax equity investments accounted for using the proportional amortization method | tax_equity_investment		3
Equity method investment carrying value		$ 49,000	38,100
InvestmentProgramProportionalAmortizationMethodAppliedIncomeTaxCreditAndOtherTaxBenefitAmortizationStatementOfCashFlowsExtensibleEnumerationNotDisclosedFlag		true
Equity-method investees		$ 49,000	38,100
Equity contributions		$ 21,500	0
Atlantica
Schedule of Equity Method Investments [Line Items]
Share ownership	42.00%
Proceeds from sale of renewable assets	$ 1,077,200
Seven Renewable Energy Business
Schedule of Equity Method Investments [Line Items]
Number of tax equity investments accounted for using the proportional amortization method | tax_equity_investment		1
Equity method investment carrying value		$ 23,100
Investment tax credits and tax benefits		$ 21,900
InvestmentProgramProportionalAmortizationMethodAppliedIncomeTaxCreditAndOtherTaxBenefitAmortizationStatementOfIncomeOrComprehensiveIncomeExtensibleEnumerationNotDisclosedFlag		true
Distributions received from equity investments, net of income		$ 6,200
Project cost		27,500
Investment and income		1,800
Equity contributions		24,400
Seven Renewable Energy Business | Other Noncurrent Liabilities
Schedule of Equity Method Investments [Line Items]
Equity contributions		21,500
Seven Renewable Energy Business | Other Current Liabilities
Schedule of Equity Method Investments [Line Items]
Equity contributions		$ 2,900
Seven Renewable Energy Business | Renewable Energy Business
Schedule of Equity Method Investments [Line Items]
Number of retained tax equity investments in renewable energy projects | tax_equity_investment		7
Investments carried at fair value		$ 165,500
Number of tax equity investments accounted for using the proportional amortization method | tax_equity_investment		3
Equity method investment carrying value		$ 138,000
Equity method investments amortization expenses		19,900
Investment tax credits and tax benefits		12,200
Distributions received from equity investments, net of income		3,000
Equity-method investees		$ 105,900
Regulated Services Group | Renewable Energy Group
Schedule of Equity Method Investments [Line Items]
Equity interest (percent)		9.80%
Other
Schedule of Equity Method Investments [Line Items]
Project cost		$ 25,600	$ 25,600